TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Total	$ 111	Rp 1,545	Rp 404
The company
TAXATION
Article 25 - Installment of corporate income tax		6	1
Article 29 - Corporate income tax		1,059
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax		7	14
Article 29 - Corporate income tax		Rp 473	Rp 389